Note 6 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transaction costs	$ 25,937	$ 14,148
Contingent consideration fair value adjustments (note 22)	(10,977)	(17,698)
Contingent consideration compensation expense / (recovery) (note 4)	(42,762)	50,646
Business Combination Acquisition Related Costs Including Changes in Contingent Consideration	$ (27,802)	$ 47,096